Consolidated Balance Sheets - USD ($) $ in Thousands	Apr. 30, 2018	Apr. 30, 2017
ASSETS
Cash and cash equivalents	$ 1,544,944	$ 1,011,331
Cash and cash equivalents - restricted	118,734	106,208
Receivables, less allowance for doubtful accounts of $81,813 and $55,296	146,774	162,775
Prepaid expenses and other current assets	68,951	65,725
Total current assets	1,891,713	1,346,039
Mortgage loans held for investment, less allowance for loan losses of $0,0	21,396	21,271
Property and equipment, at cost, less accumulated depreciation and amortization of $745,397 and $678,161	231,888	263,827
Intangible assets, net	373,981	409,364
Goodwill	507,871	491,207
Deferred tax assets and income taxes receivable	34,095	83,728
Other noncurrent assets	101,401	99,943
Total assets	3,140,949	2,694,108
LIABILITIES:
Accounts payable and accrued expenses	251,975	217,028
Accrued salaries, wages and payroll taxes	141,499	183,856
Accrued income taxes and reserves for uncertain tax positions	263,050	348,199
Current portion of long-term debt	1,026	981
Deferred revenue and other current liabilities	186,101	189,216
Total current liabilities	843,651	939,280
Long-term debt	1,494,609	1,493,017
Deferred tax liabilities and reserves for uncertain tax positions	229,430	159,085
Deferred revenue and other noncurrent liabilities	179,548	163,609
Total liabilities	2,747,238	2,754,991
STOCKHOLDERS' EQUITY:
Common stock, no par, stated value $.01 per share, 800,000,000 shares authorized, shares issued of 246,198,878	2,462	2,462
Additional paid-in capital	760,250	754,912
Accumulated other comprehensive loss	(14,303)	(15,299)
Retained earnings (deficit)	362,980	(48,206)
Less treasury shares, at cost, of 36,944,789 and 39,027,573	(717,678)	(754,752)
Total stockholders' equity (deficiency)	393,711	(60,883)
Total liabilities and stockholders' equity	3,140,949	$ 2,694,108
Income Taxes Receivable, Current	$ 12,310